Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended	24 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	77 Months Ended	84 Months Ended	89 Months Ended	96 Months Ended	101 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Sep. 23, 2020	Mar. 30, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000132735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class 1/JRLDX)
Accumulated Value			$ 10,000				$ 10,836.0478			$ 11,576.679747			$ 12,059.526736			$ 12,789.565141			$ 13,817.488966		$ 15,411.075168		$ 13,811.103508		$ 14,422.331572		$ 16,148.227041		$ 17,260.756882
C000228330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class A/JHANX)
Accumulated Value			9,500				10,294.24541			10,997.84576			11,456.5504			12,150.086885			13,126.614519		14,640.521411		13,071.085186		13,596.540458		15,169.979844		16,155.764425
C000132740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class R4/JRLFX)
Accumulated Value			10,000				10,822.5801			11,562.291545			12,021.017484			12,731.074344			13,739.857431		15,300.554509		13,682.039514		14,255.553806		15,946.841691		17,027.434927
C000132742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2010 Lifetime Blend Portfolio (Class R6/JRLHX)
Accumulated Value			1,000,000				1,083,082.4			1,158,711.964474			1,207,571.997584			1,281,257.606151			1,384,914.152443		1,545,178.315496		1,385,441.922318		1,447,285.985422		1,620,900.67549		1,733,220.598782
C000132750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class 1/JRLIX)
Accumulated Value			10,000				10,846.6869			11,712.644948			12,312.837184			12,969.461583			14,105.82739		15,966.521862		14,177.880234		14,845.617561		16,758.147741		17,963.463105
C000228331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class A/JHAOX)
Accumulated Value			9,500				10,304.352555			11,127.0127			11,697.195324			12,320.988503			13,400.53602		15,155.308607		13,404.675263		13,980.724963		15,727.920488		16,813.950698
C000132747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class R4/JRLKX)
Accumulated Value			10,000				10,843.5059			11,709.209989			12,295.429597			12,934.433032			14,027.774706		15,851.286662		14,042.329268		14,666.967461		16,526.981527		17,683.528786
C000132749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2015 Lifetime Blend Portfolio (Class R6/JRLLX)
Accumulated Value			1,000,000				1,084,147.09			1,171,288.361239			1,231,893.491587			1,298,265.436808			1,412,675.636681		1,599,728.752325		1,422,516.65615		1,488,148.388227		1,680,490.61499		1,803,774.347364
C000132751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class 1/JRLOX)
Accumulated Value			10,000				10,862.2305			11,912.08778			12,660.420977			13,200.779772			14,511.12191		16,741.423884		14,739.561761		15,446.135376		17,551.650606		18,910.194699
C000228332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class A/JHAPX)
Accumulated Value			9,500				10,319.118975			11,316.483391			12,027.399929			12,540.740784			13,785.565815		15,891.536939		13,935.72417		14,564.932847		16,492.523496		17,689.494282
C000132756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class R4/JRLPX)
Accumulated Value			10,000				10,848.857			11,887.039998			12,629.925555			13,150.662564			14,421.02814		16,596.327895		14,576.539024		15,258.393224		17,290.539144		18,595.064675
C000132758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2020 Lifetime Blend Portfolio (Class R6/JRTAX)
Accumulated Value			1,000,000				1,087,777.88			1,192,431.456068			1,268,978.472505			1,323,777.226715			1,455,731.155345		1,680,000.049011		1,479,769.46157		1,552,803.424155		1,764,756.308918		1,900,360.430761
C000132759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class 1/JRTBX)
Accumulated Value			10,000				10,886.8096			12,138.692219			13,088.861098			13,479.825117			15,088.815326		17,927.002779		15,577.92811		16,426.279643		18,833.059779		20,372.344702
C000228333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class A/JHAUX)
Accumulated Value			9,500				10,342.46912			11,531.757608			12,434.418043			12,805.833861			14,334.374559		17,017.632296		14,743.552989		15,488.36485		17,695.663766		19,088.01681
C000132764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class R4/JRTDX)
Accumulated Value			10,000				10,874.0448			12,124.459585			13,059.868917			13,443.505962			15,021.282605		17,800.452867		15,433.703052		16,254.352399		18,583.446356		20,078.448378
C000132766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2025 Lifetime Blend Portfolio (Class R6/JRTFX)
Accumulated Value			1,000,000				1,089,164.91			1,213,934.566581			1,310,602.54329			1,350,546.117759			1,512,393.147034		1,797,384.201341		1,562,649.994577		1,648,526.597016		1,890,536.384521		2,047,446.953215
C000132767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class 1/JRTGX)
Accumulated Value			10,000				10,904.9599			12,339.879452			13,470.252761			13,732.237323			15,575.817373		18,976.461126		16,271.484057		17,348.24447		20,197.994096		22,136.952448
C000228334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class A/JHAVX)
Accumulated Value			9,500				10,359.711905			11,722.885479			12,796.740123			13,045.625457			14,797.026505		18,014.593456		15,386.814797		16,358.617862		18,964.708128		20,712.013357
C000132772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class R4/JRTIX)
Accumulated Value			10,000				10,892.3297			12,325.587318			13,438.52339			13,680.012043			15,485.565286		18,836.509057		16,116.034369		17,143.083937		19,922.30579		21,776.939179
C000132774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2030 Lifetime Blend Portfolio (Class R6/JRTJX)
Accumulated Value			1,000,000				1,091,047.91			1,235,294.328596			1,350,182.358803			1,377,277.710365			1,561,513.643035		1,903,229.635997		1,632,480.16573		1,742,821.328509		2,029,592.103759		2,225,262.338533
C000132775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class 1/JRTKX)
Accumulated Value			10,000				10,924.4846			12,496.75292			13,803.973385			13,925.242396			15,929.904138		19,859.783612		16,887.452813		18,228.267424		21,514.472782		23,839.379421
C000228335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class A/JHAYX)
Accumulated Value			9,500				10,378.26037			11,871.915274			13,113.774716			13,228.980276			15,133.408931		18,853.573128		15,970.70305		17,175.742583		20,205.335405		22,310.891583
C000132780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class R4/JRTMX)
Accumulated Value			10,000				10,910.8498			12,481.192875			13,773.024171			13,872.63991			15,835.178278		19,710.273637		16,724.35502		17,996.545766		21,220.743738		23,469.090874
C000132782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2035 Lifetime Blend Portfolio (Class R6/JRTNX)
Accumulated Value			1,000,000				1,092,004.15			1,250,987.876674			1,382,483.715948			1,395,394.579298			1,597,001.299747		1,991,870.187738		1,694,460.265453		1,828,301.733729		2,160,617.860832		2,395,155.846459
C000132783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class 1/JRTTX)
Accumulated Value			10,000				10,941.8518			12,614.69342			14,042.546153			14,078.115782			16,186.919824		20,582.957197		17,450.13643		19,027.880918		22,747.890434		25,486.62657
C000228336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class A/JHBAX)
Accumulated Value			9,500				10,394.75921			11,983.958749			13,340.418845			13,374.209993			15,377.573833		19,540.525574		16,502.867826		17,942.021208		21,376.629315		23,864.885855
C000132788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class R4/JRTVX)
Accumulated Value			10,000				10,928.4916			12,599.262564			14,009.912161			14,024.665299			16,093.569338		20,431.782306		17,284.31017		18,819.899447		22,455.947118		25,108.608643
C000132790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2040 Lifetime Blend Portfolio (Class R6/JRTWX)
Accumulated Value			1,000,000				1,094,645.74			1,261,512.956443			1,406,046.287211			1,409,285.367922			1,621,384.464658		2,062,551.876442		1,749,275.038284		1,909,840.74915		2,283,774.905589		2,559,546.663254
C000132791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class 1/JRLQX)
Accumulated Value			10,000				10,940.5965			12,607.589041			14,054.011462			14,058.042434			16,150.793624		20,763.422167		17,559.396898		19,373.562846		23,388.936781		26,466.603006
C000228337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class A/JHBEX)
Accumulated Value			9,500				10,393.566675			11,977.209589			13,351.310889			13,355.140312			15,343.253942		19,725.251058		16,620.432434		18,269.256118		21,966.037718		24,769.833514
C000132796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class R4/JRLUX)
Accumulated Value			10,000				10,927.6505			12,582.365497			14,012.459041			13,997.048979			16,050.711822		20,593.880249		17,374.345453		19,130.373849		23,028.828197		26,016.633734
C000132798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2045 Lifetime Blend Portfolio (Class R6/JRLVX)
Accumulated Value			1,000,000				1,093,541.94			1,260,757.876644			1,407,146.188332			1,408,449.979633			1,618,811.420706		2,081,650.94182		1,761,384.677037		1,944,150.86539		2,347,651.056536		2,657,362.785807
C000132799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class 1/JRLWX)
Accumulated Value			10,000				10,946.4367			12,620.168764			14,066.743619			14,073.443609			16,159.444182		20,779.091703		17,553.49013		19,453.068097		23,592.110235		26,915.075948
C000228338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class A/JHBFX)
Accumulated Value			9,500				10,399.114865			11,989.160326			13,363.406439			13,369.771429			15,351.471974		19,740.137119		16,613.409549		18,341.812691		22,169.183888		25,202.242381
C000132804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class R4/JRTYX)
Accumulated Value			10,000				10,933.3594			12,594.818825			14,035.177042			14,009.933513			16,057.055751		20,601.606042		17,378.038134		19,201.814925		23,264.491147		26,474.142702
C000132806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2050 Lifetime Blend Portfolio (Class R6/JRLZX)
Accumulated Value			1,000,000				1,095,197.41			1,262,297.724333			1,408,850.490128			1,410,436.306328			1,620,485.631978		2,083,210.961288		1,761,712.555091		1,950,383.989183		2,368,460.499568		2,703,315.837142
C000138480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class 1/JLKZX)
Accumulated Value			10,000				10,939.207			12,611.121924			14,063.986351			14,064.23008			16,142.848464		20,764.108669		17,539.61535		19,417.108221		23,574.206433		26,893.753855
C000228341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class A/JHBJX)
Accumulated Value			9,500				10,392.24665			11,980.565828			13,360.787034			13,361.018576			15,335.706041		19,712.80501		16,601.830659		18,309.383396		22,139.000576		25,168.940653
C000138485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class R4/JLKWX)
Accumulated Value			10,000				10,926.4685			12,586.103131			14,023.496144			14,004.309898			16,058.828287		20,597.633688		17,356.817658		19,192.170602		23,247.008153		26,457.644545
C000138487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2055 Lifetime Blend Portfolio (Class R6/JLKYX)
Accumulated Value			1,000,000				1,094,491.31			1,262,459.060626			1,407,512.614664			1,408,333.321194			1,618,873.955963		2,081,886.590555		1,759,015.35578		1,948,507.290259		2,366,870.179901		2,701,443.800584
C000167628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class 1/JRODX)
Accumulated Value		$ 10,000		$ 10,600				$ 12,228.05135			$ 13,641.105888			$ 13,644.759249			$ 15,660.252017			$ 20,130.15086		$ 17,005.459868		$ 18,837.928601		$ 22,860.591742		$ 26,080.920323
C000228344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class A/JHBKX)
Accumulated Value		9,500		10,070				11,616.648783			12,959.050594			12,962.521287			14,877.239417			19,111.802077		16,084.490908		17,752.64193		21,473.485435		24,399.992311
C000167633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class R4/JHIKX)
Accumulated Value		10,000		10,600				12,228.013826			13,616.480462			13,611.036729			15,593.095089			20,016.240083		16,872.974609		18,652.314146		22,594.651036		25,727.695392
C000167635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2060 Lifetime Blend Portfolio (Class R6/JIEHX)
Accumulated Value		1,000,000		1,060,000				1,223,272.4042			1,365,263.35707			1,366,383.651223			1,569,150.325696			2,019,135.344915		1,705,350.122478		1,890,209.632364		2,294,674.723679		2,620,372.822596
C000221529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class 1/JAAFX)
Accumulated Value	$ 10,000				$ 13,641.5752				$ 11,530.202445			$ 12,765.867376			$ 15,496.99283			$ 17,685.238884
C000228345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class A/JHBLX)
Accumulated Value	9,500				12,959.49644				10,903.81472			12,028.712763			14,544.641211			16,541.267596
C000221527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class R4/JAAJX)
Accumulated Value	10,000				13,628.4827				11,494.312053			12,703.068046			15,393.440538			17,553.503069
C000221528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						2065 Lifetime Blend Portfolio (Class R6/JAAKX)
Accumulated Value	1,000,000				1,364,370.8				1,152,631.244013			1,276,940.690996			1,550,918.493466			1,770,751.170981
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,596.6456			10,648.792329			10,537.064241			11,608.957006			12,360.445076		12,350.022872		10,927.802266		10,797.408451		11,585.263061		11,948.59788
Bloomberg U S Aggregate Bond C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,059,664.56			1,064,879.23288			1,053,706.424129			1,160,895.700608			1,236,044.507616		1,235,002.287248		1,092,780.2266		1,079,740.845102		1,158,526.306144		1,194,859.788037
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	10,000	10,000	10,000	10,663.807	13,834.0945		11,255.3025	12,394.976573	12,280.856323	13,082.495849	14,832.022577	14,238.979302	15,654.718881	15,265.349906	18,102.778593	16,112.081825	18,614.067583	20,977.428147	19,646.544746	24,415.270368	25,769.526174	21,674.019031	22,876.224276	25,129.836247	26,523.727287	31,948.909539	3,721.038028	37,022.269856	39,075.805332
Standard And Poors 500 C000138487 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,125,530.25			1,308,249.58489			1,565,471.888138			1,611,208.182561			1,964,654.474635		2,576,952.617417		2,287,622.427649		2,652,372.728769		3,372,103.802928		3,907,580.533302
Standard And Poors 500 C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,066,380.7				1,239,497.657313			1,483,202.257694			1,526,534.990566			1,861,406.75821			2,441,527.036727		2,167,401.902999		2,512,983.624533		3,194,890.9537		3,702,226.985379
Standard And Poor s 500 C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000				1,383,409.45				1,228,085.632251			1,423,897.930098			1,810,277.859135			2,097,742.814465
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2010 Index
Accumulated Value			10,000				10,645.2402			11,321.5536			11,930.220927			12,457.814308			13,598.374921		15,076.362574		13,528.141653		14,242.29198		15,985.06542		17,211.337814
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2010 Lifetime Index
Accumulated Value			10,000				10,907.0928			11,656.028872			12,235.523617			13,000.471791			14,056.750114		15,758.72961		14,202.716115		14,843.034351		16,644.461145		17,853.642965
S And P Target Date 2010 C000132742 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,064,524.02			1,132,155.360039			1,193,022.092717			1,245,781.430839			1,359,837.492175		1,507,636.257435		1,352,814.165345		1,424,229.198077		1,598,506.542067		1,721,133.781488
John Hancock 2010 Lifetime C000132742 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,090,709.28			1,165,602.887247			1,223,552.361726			1,300,047.179114			1,405,675.011381		1,575,872.960992		1,420,271.611516		1,484,303.435107		1,664,446.114468		1,785,364.296458
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2015 Index
Accumulated Value			10,000				10,702.0728			11,520.791215			12,248.959713			12,725.461884			13,918.488188		15,685.947453		14,032.497536		14,805.821178		16,697.412299		18,012.173055
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2015 Lifetime Index
Accumulated Value			10,000				10,985.0636			11,823.226589			12,520.384327			13,290.45044			14,489.658017		16,486.272615		14,713.227905		15,427.884108		17,428.757254		18,750.28981
S And P Target Date 2015 C000132749 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,070,207.28			1,152,079.121511			1,224,895.971325			1,272,546.18846			1,391,848.81888		1,568,594.745408		1,403,249.753675		1,480,582.11791		1,669,741.230071		1,801,217.305726
John Hancock 2015 Lifetime C000132749 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,098,506.36			1,182,322.65891			1,252,038.432725			1,329,045.044009			1,448,965.801695		1,648,627.261471		1,471,322.790511		1,542,788.410768		1,742,875.725337		1,875,028.980922
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2020 Index
Accumulated Value			10,000				10,740.339			11,695.361996			12,534.562111			12,969.47306			14,201.85366		16,160.485407		14,359.013234		15,264.886476		17,362.288747		18,811.735496
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2020 Lifetime Index
Accumulated Value			10,000				11,065.7011			12,094.737162			13,015.640004			13,761.510886			15,175.979801		17,534.765193		15,493.582805		16,300.013254		18,548.564222		20,010.785008
S And P Target Date 2020 C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,074,033.9			1,169,536.199603			1,253,456.211129			1,296,947.306079			1,420,185.366096		1,616,048.540841		1,435,901.323565		1,526,488.647802		1,736,228.87493		1,881,173.549894
John Hancock 2020 Lifetime C000132758 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,106,570.11			1,209,473.71621			1,301,564.000446			1,376,151.088649			1,517,597.980128		1,753,476.519294		1,549,358.28054		1,630,001.325478		1,854,856.422325		2,001,078.500907
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2025 Index
Accumulated Value			10,000				10,773.3243			11,865.956467			12,876.443758			13,216.474584			14,575.093941		17,046.725691		15,069.223857		16,147.725044		18,457.298632		20,133.992863
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2025 Lifetime Index
Accumulated Value			10,000				11,115.1173			12,340.237644			13,505.164839			14,178.200401			15,906.53182		18,910.308882		16,497.761364		17,470.850967		20,068.936847		21,716.551808
S And P Target Date 2025 C000132766 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,077,332.43			1,186,595.64665			1,287,644.375757			1,321,647.458316			1,457,509.393964		1,704,672.568959		1,506,922.385578		1,614,772.50426		1,845,729.863045		2,013,399.286118
John Hancock 2025 Lifetime C000132766 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,111,511.73			1,234,023.764428			1,350,516.483947			1,417,820.040141			1,590,653.182083		1,891,030.888278		1,649,776.13647		1,747,085.096798		2,006,893.684772		2,171,655.180919
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2030 Index
Accumulated Value			10,000				10,801.1667			12,017.313479			13,205.714502			13,427.856013			14,901.77913		17,878.447511		15,675.708713		17,025.321709		19,758.80487		21,723.640185
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2030 Lifetime Index
Accumulated Value			10,000				11,099.5336			12,529.701734			13,917.156955			14,468.011944			16,449.944968		20,062.383151		17,278.808942		18,503.289189		21,592.264738		23,602.144642
S And P Target Date 2030 C000132774 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,080,116.67			1,201,731.347944			1,320,571.450223			1,342,785.601342			1,490,177.913082		1,787,844.751174		1,567,570.87138		1,702,532.17096		1,975,880.487086		2,172,364.018602
John Hancock 2030 Lifetime C000132774 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,109,953.36			1,252,970.173364			1,391,715.695462			1,446,801.194404			1,644,994.496854		2,006,238.315153		1,727,880.894253		1,850,328.918984		2,159,226.473867		2,360,214.464279
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2035 Index
Accumulated Value			10,000				10,826.0571			12,167.237663			13,520.714489			13,622.685554			15,215.688346		18,784.437362		16,317.508761		17,964.205007		21,171.235604		23,532.413335
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2035 Lifetime Index
Accumulated Value			10,000				11,081.179			12,686.921622			14,282.103085			14,646.764595			16,799.943275		21,007.692852		17,953.519048		19,445.045704		23,006.339517		25,410.714575
S And P Target Date 2035 C000132782 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,082,605.71			1,216,723.766254			1,352,071.448814			1,362,268.55535			1,521,568.834541		1,878,443.736132		1,631,750.876051		1,796,420.500601		2,117,123.56027		2,353,241.333364
John Hancock 2035 Lifetime C000132782 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,108,117.9			1,268,692.162159			1,428,210.308457			1,464,676.459492			1,679,994.327534		2,100,769.285196		1,795,351.904752		1,944,504.570385		2,300,633.95169		2,541,071.457499
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2040 Index
Accumulated Value			10,000				10,842.6722			12,269.710226			13,739.887764			13,764.446165			15,434.789236		19,433.619614		16,783.082421		18,701.322952		22,336.251219		25,063.390228
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2040 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,582.581494			14,763.515895			17,060.424879		21,798.909608		18,571.680226		20,361.263676		24,387.898018		27,274.59254
S And P Target Date 2040 C000132790 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,084,267.22			1,226,971.022581			1,373,988.776357			1,376,444.616416			1,543,478.923507		1,943,361.961269		1,678,308.242026		1,870,132.295121		2,233,625.121785		2,506,339.022623
John Hancock 2040 Lifetime C000132790 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,458,258.149449			1,476,351.589516			1,706,042.487921		2,179,890.960841		1,857,168.022592		2,036,126.367557		2,438,789.801748		2,727,459.253991
S And P Target Date 2045 C000132798 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,085,495.78			1,235,267.809238			1,388,048.622411			1,385,639.788951			1,557,265.410338		1,982,990.581498		1,706,576.011629		1,917,576.062827		2,308,586.044731		2,609,625.203247
John Hancock 2045 Lifetime C000132798 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,459,741.48287			1,471,824.872527			1,706,091.734544		2,209,959.347432		1,877,031.601593		2,079,611.025548		2,517,404.479017		2,846,991.959848
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2045 Index
Accumulated Value			10,000				10,854.9578			12,352.678092			13,880.486224			13,856.397889			15,572.654103		19,829.905814		17,065.760115		19,175.760627		23,085.860446		26,096.252031
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2045 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,597.414828			14,718.248725			17,060.917345		22,099.593474		18,770.316016		20,796.110256		25,174.044791		28,469.919599
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2050 Index
Accumulated Value			10,000				10,865.453			12,427.584067			14,008.776905			13,945.144137			15,690.853897		20,104.264307		17,273.121494		19,478.785797		23,562.649201		26,691.144605
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2050 Lifetime Index
Accumulated Value			10,000				11,058.0351			12,803.029751			14,597.414828			14,718.248725			17,060.917345		22,099.826014		18,755.412271		20,855.332185		25,378.813068		28,921.643346
S And P Target Date 2050 C000132806 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,086,545.3			1,242,758.406726			1,400,877.690565			1,394,514.413787			1,569,085.389833		2,010,426.43087		1,727,312.149596		1,947,878.579932		2,356,264.920407		2,669,114.460817
John Hancock 2050 Lifetime C000132806 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,459,741.48287			1,471,824.872527			1,706,091.734544		2,209,982.601463		1,875,541.227121		2,085,533.218505		2,537,881.306809		2,892,164.334583
S And P Target Date 2055 C000138487 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,086,908.42			1,247,352.493371			1,407,258.343082			1,400,138.150624			1,575,473.83887		2,023,737.171367		1,738,004.344		1,961,421.222132		2,374,302.174284		2,696,495.169279
John Hancock 2055 Lifetime C000138487 Index [Member]
Account Value [Line Items]
Accumulated Value			1,000,000				1,105,803.51			1,280,302.975146			1,459,741.48287			1,471,824.872527			1,706,091.734544		2,209,982.601463		1,875,541.227121		2,085,533.218505		2,537,881.306809		2,892,164.334583
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2055 Index
Accumulated Value			10,000				10,869.0842			12,473.524934			14,072.583431			14,001.381506			15,754.738388		20,237.371713		17,380.043439		19,614.21222		23,743.021741		26,964.951691
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2055 Lifetime Index
Accumulated Value			$ 10,000				$ 11,058.0351			$ 12,803.029751			$ 14,597.414828			$ 14,718.248725			$ 17,060.917345		$ 22,099.826014		$ 18,755.412271		$ 20,855.332185		$ 25,378.813068		$ 28,921.643346
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2060+ Index
Accumulated Value	10,000	10,000		10,607.1808	13,322.5848			12,202.622881	11,435.406291		13,801.097412	12,916.48718		13,731.595637	15,640.196519		15,478.797137	17,759.683068		19,865.722749		17,051.691868		19,260.17789		23,321.586047		26,482.018709
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2060 Lifetime Index
Accumulated Value		10,000		10,800.8704				12,505.283608			14,257.938622			14,375.962416			16,664.150139			21,585.874387		18,319.238038		20,370.322397		24,788.605603		28,249.044129
S And P Target Date 2060 C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,060,718.08				1,220,262.288097			1,380,109.741153			1,373,159.563701			1,547,879.713738			1,986,572.274989		1,705,169.18688		1,926,017.789077		2,332,158.604773		2,648,201.871033
John Hancock 2060 Lifetime C000167635 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000		$ 1,080,087.04				$ 1,250,528.360801			$ 1,425,793.862237			$ 1,437,596.241638			$ 1,666,415.01394			$ 2,158,587.438798		$ 1,831,923.803893		$ 2,037,032.239837		$ 2,478,860.560445		$ 2,824,904.413019
S And P Target Date 2060 C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000				1,332,258.48				1,143,540.629081			1,291,648.717963			1,564,019.651856			1,775,968.306744
John Hancock 2065 Lifetime C000221528 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000				1,347,415.4				1,143,508.157523			1,271,539.230202			1,547,333.609731			1,763,338.209616
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						John Hancock 2065 Lifetime Index
Accumulated Value	$ 10,000				$ 13,474.154				$ 11,435.081575			$ 12,715.392302			$ 15,473.336097			$ 17,633.382096